Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Prepaid Expenses
(1)	Details of prepaid expenses as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Current assets:
Incremental costs of obtaining contracts	~~W~~	1,882,296	1,888,182
Others		71,473	86,133

	~~W~~	1,953,769	1,974,315

Non-current assets:
Incremental costs of obtaining contracts	~~W~~	1,022,813	996,180
Others		63,294	77,242

	~~W~~	1,086,107	1,073,422

Summary of Incremental Costs of Obtaining Contracts That Capitalized as Assets and Related Amortization Recognized as Commissions
(2)	Incremental costs of obtaining contracts
The amortization in connection with incremental costs of obtaining contracts recognized for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)
	2023		2022	2021(*)
Amortization recognized	~~W~~	2,505,724	2,485,593	2,634,134

(*)	Includes amounts related to discontinued operations.